UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2008




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA INCOME STOCK FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2008

[LOGO OF USAA]
   USAA(R)

                                USAA INCOME
                                      STOCK Fund

                                             [GRAPHIC OF USAA INCOME STOCK FUND]

                               S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2008

23422-0308-W                                 (c)2008, USAA. All rights reserved.

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

   Portfolio of Investments                                                  14

   Notes to Portfolio of Investments                                         32

   Financial Statements                                                      34

   Notes to Financial Statements                                             37

EXPENSE EXAMPLE                                                              52

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                         REMEMBER, WHEN THE MARKETS REBOUND,
[PHOTO OF CHRISTOPHER W. CLAUS]     AND THEY WILL EVENTUALLY, ONLY THOSE WHO ARE
                                      INVESTED HAVE THE OPPORTUNITY TO BENEFIT.

                                                         "

                                                                   February 2008
--------------------------------------------------------------------------------

         Is the U.S. economy in a recession? I believe it is. Although the media pundits continue to debate the question, I would argue that it's all beside the point. Whether this economic downturn is officially called a recession or not, countless Americans are feeling the pain of it already.

         Consider the evidence: Housing prices remain soft and continue to decline in some areas of the country. Banks and credit card companies are tightening their lending standards, reducing the amount of credit available - particularly to consumers who spend beyond their means. Job growth and consumer spending have weakened. Meanwhile, mortgage-backed bonds have been written down by some of the nation's largest financial institutions. Stocks have fallen more than 15% from their summer 2007 highs. Under the circumstances, I think the most pertinent question is: When will the economy improve?

         No one knows, but there have been a number of positive developments. The Federal Reserve Board (the Fed) has cut short-term interest rates significantly - to 3.00% by the end of January - to provide liquidity to the banking system and to reduce the cost of debt to consumers. Further cuts are widely expected. The federal government also has provided a fiscal stimulus package, which should help short-term U.S. economic growth, even though the effects will not be immediate.

         Against this backdrop, investors with time horizons of at least three years are likely to find some compelling opportunities. With my apologies to Charles Dickens, the worst of times often

 . . . C O N T I N U E D
========================--------------------------------------------------------

         turn out to be the best of times, especially for those seeking long-term investments. At the moment, it may be a good time to lock in the attractive yield potential presented by many municipal bonds and high-quality corporate bonds. U.S. large-cap equities also have potential; they are currently trading at historically attractive valuations. Through dollar-cost averaging, investors may buy a small number of these stocks regularly, thereby reducing the possibility of making a large purchase on a particularly volatile day. Money market investors, however, should expect their yields to fall as the Fed continues to cut short-term interest rates.

         In this environment, patience is essential. Our team of skilled professionals can help you - at no charge - by reviewing your investment plan to ensure it suits your goals, risk tolerance, and time horizon. Our experts can also help you build positions by setting up a schedule whereby you invest fixed amounts at regular intervals. Remember, when the markets rebound, and they will eventually, only those who are invested have the opportunity to benefit.

         From all of us at USAA Investment Management Company, thank you for your business and the opportunity to help you with your investment needs. We remain committed to providing you with some of the industry's top investment talent, world-class service, and pure no-load mutual funds.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. o MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF SAM WILDERMAN]              [PHOTO OF DAVID SCHMIDT]
SAM WILDERMAN, CFA                    DAVID SCHMIDT, CFA
  Grantham, Mayo,                       OFI Institutional Asset Management, Inc.
  Van Otterloo & Co. LLC

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended January 31, 2008, the USAA Income Stock Fund had a total return of -6.57%. This compares to returns of -5.42% for the Russell 1000 Value Index and -4.90% for the Lipper Equity Income Funds Index.

         The Fund's subadvisers are Grantham, Mayo, Van Otterloo & Co. LLC
         (GMO) and OFI Institutional Asset Management, Inc. (OFII).

HOW DID THE GMO PORTION OF THE FUND PERFORM DURING THE PERIOD?

         Although the GMO portion of the Fund lagged the Russell 1000 Value Index, a significant long-term overweight to high-quality stocks proved beneficial as investors finally began to question their multiyear affinity for risky, lower-quality assets. Wal-Mart Stores, Inc., Microsoft Corp., Pfizer, Inc., and Exxon Mobil Corp. were among the high-quality holdings that contributed positively to performance. GMO's portion of the Fund also benefited from lower exposure to higher-volatility stocks. However, negative performance among our portion of the Fund devoted to momentum-driven stocks such as Chevron Corp., Valero Energy Corp., and Hewlett-Packard Co. offset the positive contributions.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 11 FOR BENCHMARK DEFINITIONS.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-31.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT IMPACT DID INDUSTRY SECTOR ALLOCATION HAVE ON THE GMO PORTION OF THE FUND?

         Relative to the Russell 1000 Value Index, an overweight in health care was positive, led by pharmaceutical holdings such as Pfizer, Inc. An underweight stance in services also helped performance.

         Although GMO began unwinding an overweight in the financials sector in the latter portion of the reporting period, an average overweight position during the six months was a detractor. Several holdings with overweights relative to the Russell 1000 Value Index, including Goldman Sachs Group, Inc., JPMorgan Chase & Co., Morgan Stanley, Merrill Lynch & Co., Inc., and Wells Fargo & Co., were transitioned to underweights during the period.

WHAT'S GMO'S OUTLOOK?

         Certainly, some measures of risk aversion in the banking and financials sectors have increased, but despite headlines that suggest the worst may have passed, it appears that a broad-based structural reappraisal of risk has barely begun.

         As the financial markets continue to re-price risk, we expect investors increasingly to look to stocks of companies that have a combination of lower valuations, sustainable earnings, and little or no debt. We understand that it can be frustrating for investors to wait for fundamentals to re-assert themselves, but the history of investing shows that they must eventually. We are confident that the portfolio is well-positioned for this environment.

         In five of the past six recessions, owning quality stocks has proven to be a critical driver of outperformance. The GMO team's studies indicate that higher-quality retail stocks have done particularly well. Moving into the second half of the reporting year, the GMO portion of the Fund was heavily overweight in health care, information technology (such as Microsoft), and energy.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

HOW DID THE OFII-MANAGED PORTION OF THE FUND PERFORM?

         The OFII portion performed in line with the Russell 1000 Value Index, although it was a bumpy ride. This portion of the Fund was hurt at the beginning of the period, because leveraged investors sold the higher-quality assets that our quantitative process favors, largely because they were not able to reduce leverage by selling lower-quality, less-liquid assets. However, the OFII portion of the portfolio bounced back and ended the reporting period by outperforming the index in four of the six months.

WHAT WERE THE POSITIVE PERFORMANCE FACTORS IN THE OFII PORTION OF THE FUND?

         The best results in the OFII portion relative to the Russell 1000 Value Index came from financials, because generally we avoided Fannie Mae (we did have a small position at one point) and completely avoided Countrywide Financial Corp. This portion also benefited by trading in and out of Washington Mutual, Inc. The top performers in the OFII portion of the Fund included Deere & Co., which is benefiting from the global construction boom and increased agricultural demand, Wal-Mart Stores, Inc., and United States Steel Corp. Again, our quantitative system led to quite a bit of trading in and out of certain of these stocks, creating gains that were higher than the same stocks would have achieved had they been held over the entire reporting period.

WHAT HOLDINGS OR SECTORS DETRACTED FROM PERFORMANCE IN THE OFII PORTION OF THE FUND?

         Despite turning in good earnings and stable guidance, RadioShack Corp. was a big detractor, because the company suffered from worries about American consumer spending. An overweight in Citigroup, Inc. had a negative impact; we've since reduced

         UNITED STATES STEEL CORP. WAS SOLD OUT OF THE FUND PRIOR TO JANUARY 31, 2008.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         the position. Given the OFII team's enhanced index strategy, it would be very unusual to omit Citigroup, because it has a relatively large (2.65%) weighting in the index.

         Occidental Petroleum Corp. detracted from performance in this portion of the Fund, largely because trading activity led to a negative return in a stock that had a good six months. Overall, an energy underweight detracted from relative performance, as did the fact that this portion held more telecommunications stocks than electric companies within the utilities sector.

WHAT'S OFII'S OUTLOOK?

         The subprime fallout has caused huge dislocation in the fixed-income markets and significantly affected equity markets. In general, this is symptomatic of the end of a period when easy money chases speculative (and often bad) ideas. As the momentum-driven market fades, the markets are moving into a period where valuations and strong balance sheets matter and solid businesses outperform, in our opinion. We believe our quantitative style is well-suited to this environment.

         From both subadvisers, thank you for your continued investment in the Fund. We look forward to working on your behalf.

8

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA INCOME STOCK FUND

                             LIPPER LEADERS (OVERALL)

                                       [5]
                                     EXPENSE

The Fund is listed as a Lipper Leader for Expense among 208 funds within the Lipper Equity Income Funds category for the overall period ended January 31, 2008. The Fund received a Lipper Leader rating for Expense among 208, 142, and 90 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of January 31, 2008.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1.* LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME STOCK FUND (Ticker Symbol: USISX)

OBJECTIVE
--------------------------------------------------------------------------------

         Current income with the prospect of increasing dividend income and the potential for capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally invests at least 80% of the Fund's assets in common stocks, with at least 65% of the Fund's assets normally invested in common stocks of companies that pay dividends.


--------------------------------------------------------------------------------
                                       1/31/08                       7/31/07
--------------------------------------------------------------------------------
Net Assets                        $2,043.0 Million              $2,296.2 Million
Net Asset Value Per Share              $14.31                        $16.64


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/08
--------------------------------------------------------------------------------
7/31/07 TO 1/31/08*             1 YEAR            5 YEARS            10 YEARS
     -6.57%                     -8.32%             11.18%              4.79%

-----------------------
    EXPENSE RATIO**
-----------------------
        0.82%


*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         **THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                           RUSSELL 1000               LIPPER EQUITY                USAA INCOME
                           VALUE INDEX              INCOME FUNDS INDEX              STOCK FUND
                           ------------             ------------------             -----------
 1/31/98                   $10,000.00                  $10,000.00                  $10,000.00
 2/28/98                    10,673.22                   10,540.10                   10,379.62
 3/31/98                    11,326.03                   11,017.32                   10,879.38
 4/30/98                    11,401.78                   11,011.45                   10,690.54
 5/31/98                    11,232.73                   10,875.81                   10,690.54
 6/30/98                    11,376.67                   10,964.24                   10,795.89
 7/31/98                    11,175.90                   10,681.88                   10,404.08
 8/31/98                     9,512.73                    9,393.52                    9,366.32
 9/30/98                    10,058.73                    9,876.49                    9,926.21
10/31/98                    10,837.88                   10,460.60                   10,149.02
11/30/98                    11,342.81                   10,903.38                   10,650.34
12/31/98                    11,728.87                   11,182.71                   10,989.63
 1/31/99                    11,822.54                   11,168.29                   11,068.25
 2/28/99                    11,655.67                   10,961.39                   10,686.39
 3/31/99                    11,896.87                   11,192.71                   10,966.66
 4/30/99                    13,008.04                   11,987.63                   11,774.20
 5/31/99                    12,865.06                   11,819.88                   11,734.67
 6/30/99                    13,238.58                   12,192.50                   12,182.95
 7/31/99                    12,851.00                   11,884.61                   11,762.26
 8/31/99                    12,374.04                   11,607.22                   11,523.49
 9/30/99                    11,941.62                   11,196.41                   11,228.77
10/31/99                    12,628.95                   11,573.45                   11,603.26
11/30/99                    12,530.18                   11,508.59                   11,317.94
12/31/99                    12,590.68                   11,650.99                   11,259.97
 1/31/00                    12,179.93                   11,209.17                   10,937.90
 2/29/00                    11,275.02                   10,578.12                   10,085.35
 3/31/00                    12,650.71                   11,556.83                   11,361.77
 4/30/00                    12,503.50                   11,469.18                   11,323.57
 5/31/00                    12,635.32                   11,642.57                   11,692.75
 6/30/00                    12,057.85                   11,392.03                   11,322.33
 7/31/00                    12,208.85                   11,458.04                   11,309.50
 8/31/00                    12,888.17                   12,130.04                   11,912.50
 9/30/00                    13,006.19                   12,103.09                   11,833.42
10/31/00                    13,325.67                   12,357.62                   12,099.49
11/30/00                    12,831.04                   11,923.25                   11,840.07
12/31/00                    13,473.88                   12,520.54                   12,478.64
 1/31/01                    13,525.70                   12,624.06                   12,471.94
 2/28/01                    13,149.58                   12,202.94                   12,170.52
 3/31/01                    12,684.92                   11,756.54                   11,984.15
 4/30/01                    13,307.00                   12,367.20                   12,563.81
 5/31/01                    13,605.93                   12,581.93                   12,813.20
 6/30/01                    13,304.16                   12,269.53                   12,328.23
 7/31/01                    13,275.88                   12,256.19                   12,504.54
 8/31/01                    12,744.11                   11,851.64                   12,138.36
 9/30/01                    11,847.16                   11,035.19                   11,306.69
10/31/01                    11,745.20                   11,091.82                   11,170.13
11/30/01                    12,428.02                   11,664.27                   11,648.07
12/31/01                    12,720.74                   11,869.23                   11,957.37
 1/31/02                    12,622.72                   11,752.78                   11,843.69
 2/28/02                    12,642.99                   11,770.07                   11,886.32
 3/31/02                    13,241.13                   12,216.11                   12,398.31
 4/30/02                    12,787.02                   11,799.82                   11,976.94
 5/31/02                    12,851.12                   11,809.96                   12,069.78
 6/30/02                    12,113.25                   11,068.95                   11,325.59
 7/31/02                    10,987.21                   10,180.02                   10,256.87
 8/31/02                    11,070.17                   10,255.27                   10,206.66
 9/30/02                     9,839.30                    9,187.91                    9,046.19
10/31/02                    10,568.25                    9,744.64                    9,442.63
11/30/02                    11,234.03                   10,303.68                   10,012.07
12/31/02                    10,746.07                    9,918.70                    9,685.34
 1/31/03                    10,485.93                    9,642.67                    9,395.64
 2/28/03                    10,206.38                    9,404.41                    9,176.41
 3/31/03                    10,223.32                    9,417.90                    9,140.06
 4/30/03                    11,123.22                   10,139.26                    9,746.25
 5/31/03                    11,841.23                   10,748.07                   10,328.82
 6/30/03                    11,989.29                   10,860.43                   10,427.62
 7/31/03                    12,167.81                   10,981.60                   10,388.09
 8/31/03                    12,357.41                   11,144.77                   10,569.92
 9/30/03                    12,236.85                   11,069.96                   10,570.07
10/31/03                    12,985.72                   11,621.42                   11,253.03
11/30/03                    13,161.89                   11,766.35                   11,475.39
12/31/03                    13,973.18                   12,480.26                   12,180.73
 1/31/04                    14,218.90                   12,674.18                   12,475.88
 2/29/04                    14,523.64                   12,914.13                   12,675.30
 3/31/04                    14,396.51                   12,767.81                   12,561.61
 4/30/04                    14,044.66                   12,553.62                   12,225.35
 5/31/04                    14,187.89                   12,633.96                   12,241.37
 6/30/04                    14,523.13                   12,922.89                   12,544.27
 7/31/04                    14,318.57                   12,649.00                   12,303.19
 8/31/04                    14,522.19                   12,777.76                   12,463.91
 9/30/04                    14,747.30                   12,961.63                   12,603.77
10/31/04                    14,992.44                   13,104.04                   12,595.70
11/30/04                    15,750.44                   13,690.30                   13,265.85
12/31/04                    16,277.88                   14,105.30                   13,645.08
 1/31/05                    15,988.93                   13,850.40                   13,333.85
 2/28/05                    16,518.83                   14,259.20                   13,792.51
 3/31/05                    16,292.16                   14,039.10                   13,482.65
 4/30/05                    16,000.37                   13,781.66                   13,144.76
 5/31/05                    16,385.54                   14,106.46                   13,655.72
 6/30/05                    16,564.94                   14,226.79                   13,915.99
 7/31/05                    17,044.20                   14,684.02                   14,371.30
 8/31/05                    16,970.07                   14,599.33                   14,189.18
 9/30/05                    17,208.34                   14,714.21                   14,295.71
10/31/05                    16,771.29                   14,425.28                   13,963.06
11/30/05                    17,322.60                   14,853.72                   14,362.24
12/31/05                    17,426.08                   14,924.05                   14,434.97
 1/31/06                    18,102.88                   15,391.09                   14,995.28
 2/28/06                    18,213.37                   15,460.60                   15,061.75
 3/31/06                    18,460.12                   15,652.08                   15,198.92
 4/30/06                    18,929.23                   15,997.93                   15,484.97
 5/31/06                    18,451.08                   15,587.70                   14,998.68
 6/30/06                    18,569.10                   15,642.73                   15,086.81
 7/31/06                    19,020.40                   15,846.06                   15,431.65
 8/31/06                    19,338.76                   16,150.55                   15,719.02
 9/30/06                    19,724.25                   16,492.64                   16,099.26
10/31/06                    20,369.88                   17,019.54                   16,560.89
11/30/06                    20,834.90                   17,350.69                   16,820.56
12/31/06                    21,302.59                   17,670.35                   17,178.82
 1/31/07                    21,575.02                   17,907.89                   17,412.89
 2/28/07                    21,238.67                   17,703.58                   17,026.16
 3/31/07                    21,567.03                   17,902.16                   17,211.65
 4/30/07                    22,363.99                   18,647.70                   17,855.55
 5/31/07                    23,170.65                   19,312.55                   18,479.01
 6/30/07                    22,629.24                   18,991.01                   18,031.26
 7/31/07                    21,582.78                   18,262.23                   17,087.11
 8/31/07                    21,824.62                   18,460.53                   17,282.10
 9/30/07                    22,574.25                   19,004.22                   17,763.50
10/31/07                    22,576.74                   19,209.84                   17,711.96
11/30/07                    21,473.33                   18,362.82                   16,763.47
12/31/07                    21,265.68                   18,196.40                   16,610.88
 1/31/08                    20,413.93                   17,368.29                   15,963.86

                                         [END CHART]

         DATA FROM 1/31/98 THROUGH 1/31/08.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Stock Fund to the following benchmarks:

         o The unmanaged Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

         o The unmanaged Lipper Equity Income Funds Index tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------
    TOP 10 Equity HOLDINGS AS OF 1/31/2008
              (% of Net Assets)
----------------------------------------------

Exxon Mobil Corp.                        7.3%

Chevron Corp.                            4.3%

General Electric Co.                     3.7%

Pfizer, Inc.                             3.7%

Bank of America Corp.                    3.4%

Citigroup, Inc.                          2.8%

ConocoPhillips                           2.5%

Wal-Mart Stores, Inc.                    2.5%

AT&T, Inc.                               2.1%

American International Group, Inc.       2.1%
----------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-31.

 . . . C O N T I N U E D
========================--------------------------------------------------------

            SECTOR ASSET ALLOCATION
                  1/31/2008

    [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                               28.6%
Energy                                   17.1
Health Care                              10.4
Consumer Staples                          9.4
Consumer Discretionary                    8.3
Industrials                               8.3
Information Technology                    5.7
Telecommunication Services                5.2
Utilities                                 3.4
Materials                                 2.7
Short-Term Investments*                   3.9

        *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
         PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
     NUMBER                                                                                              VALUE
  OF SHARES  SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
             COMMON STOCKS (99.1%)

             CONSUMER DISCRETIONARY (8.3%)
             -----------------------------
             ADVERTISING (0.0%)
      4,400  Omnicom Group, Inc.                                                                    $      200
                                                                                                    ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
     10,900  Coach, Inc.*                                                                                  349
     48,000  Jones Apparel Group, Inc.                                                                     806
     52,100  Liz Claiborne, Inc.                                                                         1,141
     35,600  VF Corp.                                                                                    2,754
                                                                                                    ----------
                                                                                                         5,050
                                                                                                    ----------
             APPAREL RETAIL (0.0%)
      3,700  Abercrombie & Fitch Co. "A"                                                                   295
     11,400  Foot Locker, Inc.                                                                             156
      3,900  Men's Wearhouse, Inc.                                                                          99
      7,300  Ross Stores, Inc.                                                                             213
      5,900  TJX Companies, Inc.                                                                           186
                                                                                                    ----------
                                                                                                           949
                                                                                                    ----------
             AUTO PARTS & EQUIPMENT (0.5%)
     11,200  Autoliv, Inc.                                                                                 559
     12,200  BorgWarner, Inc.                                                                              617
    247,400  Johnson Controls, Inc.                                                                      8,751
     11,800  TRW Automotive Holdings Corp.*                                                                271
                                                                                                    ----------
                                                                                                        10,198
                                                                                                    ----------
             AUTOMOBILE MANUFACTURERS (0.8%)
  1,080,900  Ford Motor Co.*                                                                             7,177
    298,478  General Motors Corp.(a)                                                                     8,450
     12,100  Thor Industries, Inc.(a)                                                                      427
                                                                                                    ----------
                                                                                                        16,054
                                                                                                    ----------
             AUTOMOTIVE RETAIL (0.1%)
      2,900  Advance Auto Parts, Inc.                                                                      104
     48,500  AutoNation, Inc.*                                                                             790
      1,300  AutoZone, Inc.*                                                                               157
      3,300  O'Reilly Automotive, Inc.*                                                                     97
     21,000  Penske Automotive Group, Inc.(a)                                                              381
                                                                                                    ----------
                                                                                                         1,529
                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
     NUMBER                                                                                              VALUE
  OF SHARES  SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
             BROADCASTING & CABLE TV (0.6%)
    242,900  CBS Corp. "B"                                                                          $    6,119
    323,600  Comcast Corp. "A"*(a)                                                                       5,877
      4,400  Liberty Media Corp. - Capital "A"*                                                            473
                                                                                                    ----------
                                                                                                        12,469
                                                                                                    ----------
             COMPUTER & ELECTRONICS RETAIL (0.4%)
    420,100  RadioShack Corp.                                                                            7,289
                                                                                                    ----------
             DEPARTMENT STORES (0.0%)
     12,400  Kohl's Corp.*                                                                                 566
                                                                                                    ----------
             DISTRIBUTORS (0.2%)
     90,900  Genuine Parts Co.                                                                           3,993
                                                                                                    ----------
             EDUCATIONAL SERVICES (0.1%)
      5,100  Apollo Group, Inc. "A"*                                                                       407
      6,600  Career Education Corp.*                                                                       144
      7,000  ITT Educational Services, Inc.*                                                               639
                                                                                                    ----------
                                                                                                         1,190
                                                                                                    ----------
             FOOTWEAR (0.0%)
     13,400  NIKE, Inc. "B"                                                                                827
                                                                                                    ----------
             GENERAL MERCHANDISE STORES (0.2%)
      4,000  Dollar Tree Stores, Inc.*                                                                     112
     11,600  Family Dollar Stores, Inc.                                                                    244
     81,300  Target Corp.                                                                                4,519
                                                                                                    ----------
                                                                                                         4,875
                                                                                                    ----------
             HOME FURNISHINGS (0.1%)
     42,800  Leggett & Platt, Inc.                                                                         814
      9,200  Mohawk Industries, Inc.*(a)                                                                   735
                                                                                                    ----------
                                                                                                         1,549
                                                                                                    ----------
             HOME IMPROVEMENT RETAIL (1.5%)
    674,900  Home Depot, Inc.                                                                           20,699
    379,100  Lowe's Companies, Inc.                                                                     10,023
      2,200  Sherwin-Williams Co.                                                                          126
                                                                                                    ----------
                                                                                                        30,848
                                                                                                    ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
     NUMBER                                                                                              VALUE
  OF SHARES  SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
             HOMEBUILDING (0.3%)
     28,800  Centex Corp.                                                                           $      800
    116,666  D.R. Horton, Inc.                                                                           2,013
     34,700  KB Home                                                                                       954
     42,800  Lennar Corp. "A"                                                                              882
     15,963  M.D.C. Holdings, Inc.                                                                         739
     19,000  Pulte Homes, Inc.                                                                             310
     30,200  Toll Brothers, Inc.*                                                                          703
                                                                                                    ----------
                                                                                                         6,401
                                                                                                    ----------
             HOMEFURNISHING RETAIL (0.0%)
        100  Bed Bath & Beyond, Inc.*                                                                        3
     10,400  Rent-A-Center, Inc.*                                                                          178
      5,500  Williams-Sonoma, Inc.(a)                                                                      148
                                                                                                    ----------
                                                                                                           329
                                                                                                    ----------
             HOTELS, RESORTS, & CRUISE LINES (0.2%)
     68,600  Carnival Corp.                                                                              3,052
                                                                                                    ----------
             HOUSEHOLD APPLIANCES (0.0%)
      3,900  Black & Decker Corp.                                                                          283
     12,400  Stanley Works                                                                                 637
                                                                                                    ----------
                                                                                                           920
                                                                                                    ----------
             HOUSEWARES & SPECIALTIES (0.3%)
    288,600  Newell Rubbermaid, Inc.                                                                     6,961
                                                                                                    ----------
             INTERNET RETAIL (0.1%)
     98,600  Expedia, Inc.*                                                                              2,270
                                                                                                    ----------
             LEISURE PRODUCTS (0.2%)
     27,400  Brunswick Corp.                                                                               520
     30,800  Hasbro, Inc.                                                                                  800
     83,400  Mattel, Inc.                                                                                1,752
                                                                                                    ----------
                                                                                                         3,072
                                                                                                    ----------
             MOTORCYCLE MANUFACTURERS (0.1%)
     25,400  Harley-Davidson, Inc.                                                                       1,031
                                                                                                    ----------
             MOVIES & ENTERTAINMENT (1.3%)
    101,100  DreamWorks Animation SKG, Inc. "A"*                                                         2,472
    990,000  Time Warner, Inc.                                                                          15,583
    250,400  Walt Disney Co.                                                                             7,494
                                                                                                    ----------
                                                                                                        25,549
                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
     NUMBER                                                                                              VALUE
  OF SHARES  SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
             PHOTOGRAPHIC PRODUCTS (0.2%)
    175,109  Eastman Kodak Co.(a)                                                                   $    3,490
                                                                                                    ----------
             PUBLISHING (0.3%)
    117,900  Gannett Co., Inc.                                                                           4,362
      3,200  Interactive Data Corp.                                                                         93
      7,000  McGraw-Hill Companies, Inc.                                                                   299
     41,000  New York Times Co. "A"(a)                                                                     687
                                                                                                    ----------
                                                                                                         5,441
                                                                                                    ----------
             RESTAURANTS (0.6%)
      6,000  Brinker International, Inc.                                                                   111
    230,400  McDonald's Corp.                                                                           12,338
                                                                                                    ----------
                                                                                                        12,449
                                                                                                    ----------
             SPECIALIZED CONSUMER SERVICES (0.0%)
     16,600  Service Corp. International                                                                   200
                                                                                                    ----------
             SPECIALTY STORES (0.0%)
     26,300  Staples, Inc.                                                                                 630
      5,500  Tiffany & Co.                                                                                 219
                                                                                                    ----------
                                                                                                           849
                                                                                                    ----------
             Total Consumer Discretionary                                                              169,600
                                                                                                    ----------
             CONSUMER STAPLES (9.4%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.3%)
    185,500  Corn Products International, Inc.(a)                                                        6,270
                                                                                                    ----------
             BREWERS (0.2%)
     71,200  Anheuser-Busch Companies, Inc.                                                              3,312
      6,600  Molson Coors Brewing Co. "B"                                                                  295
                                                                                                    ----------
                                                                                                         3,607
                                                                                                    ----------
             DRUG RETAIL (0.2%)
     31,500  CVS Caremark Corp.                                                                          1,231
     59,500  Walgreen Co.                                                                                2,089
                                                                                                    ----------
                                                                                                         3,320
                                                                                                    ----------
             FOOD RETAIL (0.6%)
    373,100  Kroger Co.(a)                                                                               9,496
     38,600  Safeway, Inc.                                                                               1,196
     51,342  SUPERVALU, Inc.                                                                             1,543
                                                                                                    ----------
                                                                                                        12,235
                                                                                                    ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
     NUMBER                                                                                              VALUE
  OF SHARES  SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
             HOUSEHOLD PRODUCTS (1.4%)
     65,000  Energizer Holdings, Inc.*                                                              $    6,085
     33,200  Kimberly-Clark Corp.                                                                        2,180
    299,700  Procter & Gamble Co.                                                                       19,765
                                                                                                    ----------
                                                                                                        28,030
                                                                                                    ----------
             HYPERMARKETS & SUPER CENTERS (2.5%)
     21,400  BJ's Wholesale Club, Inc.*                                                                    694
     10,900  Costco Wholesale Corp.                                                                        741
    984,100  Wal-Mart Stores, Inc.                                                                      50,071
                                                                                                    ----------
                                                                                                        51,506
                                                                                                    ----------
             PACKAGED FOODS & MEAT (1.0%)
    161,200  ConAgra Foods, Inc.                                                                         3,471
      8,200  Dean Foods Co.                                                                                229
    120,000  General Mills, Inc.                                                                         6,553
     21,200  J.M. Smucker Co.                                                                              991
    211,279  Kraft Foods, Inc. "A"                                                                       6,182
     40,400  Sara Lee Corp.                                                                                568
      3,800  Smithfield Foods, Inc.*                                                                       106
    102,800  Tyson Foods, Inc. "A"                                                                       1,465
                                                                                                    ----------
                                                                                                        19,565
                                                                                                    ----------
             PERSONAL PRODUCTS (0.0%)
     18,900  Alberto-Culver Co.                                                                            506
      6,200  Estee Lauder Companies, Inc. "A"                                                              262
                                                                                                    ----------
                                                                                                           768
                                                                                                    ----------
             SOFT DRINKS (1.3%)
    250,700  Coca-Cola Co.                                                                              14,834
     29,100  Coca-Cola Enterprises, Inc.(a)                                                                671
      9,100  Pepsi Bottling Group, Inc.                                                                    317
    148,600  PepsiAmericas, Inc.                                                                         3,662
    108,700  PepsiCo, Inc.                                                                               7,412
                                                                                                    ----------
                                                                                                        26,896
                                                                                                    ----------
             TOBACCO (1.9%)
    422,900  Altria Group, Inc.                                                                         32,064
     48,300  Reynolds American, Inc.                                                                     3,059
     81,800  UST, Inc.                                                                                   4,250
                                                                                                    ----------
                                                                                                        39,373
                                                                                                    ----------
             Total Consumer Staples                                                                    191,570
                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
     NUMBER                                                                                              VALUE
  OF SHARES  SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
             ENERGY (17.1%)
             --------------
             INTEGRATED OIL & GAS (14.8%)
  1,039,301  Chevron Corp.                                                                          $   87,821
    629,577  ConocoPhillips                                                                             50,568
  1,734,000  Exxon Mobil Corp.                                                                         149,817
     10,000  Hess Corp.                                                                                    908
     34,500  Marathon Oil Corp.                                                                          1,616
      5,300  Murphy Oil Corp.                                                                              390
    175,200  Occidental Petroleum Corp.                                                                 11,891
                                                                                                    ----------
                                                                                                       303,011
                                                                                                    ----------
             OIL & GAS DRILLING (0.0%)
      5,400  Helmerich & Payne, Inc.                                                                       212
                                                                                                    ----------
             OIL & GAS EQUIPMENT & SERVICES (0.3%)
    105,300  Tidewater, Inc.                                                                             5,577
                                                                                                    ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.2%)
    119,500  Anadarko Petroleum Corp.                                                                    7,002
     71,900  Apache Corp.                                                                                6,862
      7,600  Chesapeake Energy Corp.                                                                       283
    113,300  Devon Energy Corp.                                                                          9,628
                                                                                                    ----------
                                                                                                        23,775
                                                                                                    ----------
             OIL & GAS REFINING & MARKETING (0.8%)
     66,400  Frontier Oil Corp.                                                                          2,342
      4,200  Sunoco, Inc.                                                                                  261
    230,800  Valero Energy Corp.                                                                        13,661
                                                                                                    ----------
                                                                                                        16,264
                                                                                                    ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.0%)
      7,700  Overseas Shipholding Group, Inc.                                                              502
                                                                                                    ----------
             Total Energy                                                                              349,341
                                                                                                    ----------
             FINANCIALS (28.6%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (2.1%)
    249,800  Allied Capital Corp.(a)                                                                     5,528
    303,915  American Capital Strategies, Ltd.(a)                                                       10,688
    152,700  Ameriprise Financial, Inc.                                                                  8,446
    295,640  Bank of New York Mellon Corp.                                                              13,786
    144,200  Janus Capital Group, Inc.                                                                   3,895
                                                                                                    ----------
                                                                                                        42,343
                                                                                                    ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
     NUMBER                                                                                              VALUE
  OF SHARES  SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
             CONSUMER FINANCE (0.0%)
     13,600  AmeriCredit Corp.*(a)                                                                  $      181
                                                                                                    ----------
             DIVERSIFIED BANKS (3.2%)
     78,100  Comerica, Inc.                                                                              3,407
    829,349  U.S. Bancorp                                                                               28,156
    409,268  Wachovia Corp.                                                                             15,933
    555,300  Wells Fargo & Co.                                                                          18,886
                                                                                                    ----------
                                                                                                        66,382
                                                                                                    ----------
             INSURANCE BROKERS (0.1%)
     27,000  Aon Corp.                                                                                   1,175
        700  Brown & Brown, Inc.                                                                            16
     31,600  Marsh & McLennan Companies, Inc.                                                              872
                                                                                                    ----------
                                                                                                         2,063
                                                                                                    ----------
             INVESTMENT BANKING & BROKERAGE (1.6%)
     11,900  Bear Stearns Companies, Inc.                                                                1,074
     90,400  Goldman Sachs Group, Inc.                                                                  18,150
     23,100  Lehman Brothers Holdings, Inc.                                                              1,482
     90,100  Merrill Lynch & Co., Inc.                                                                   5,082
    127,031  Morgan Stanley                                                                              6,279
                                                                                                    ----------
                                                                                                        32,067
                                                                                                    ----------
             LIFE & HEALTH INSURANCE (2.5%)
     78,000  AFLAC, Inc.                                                                                 4,784
      7,035  Lincoln National Corp.                                                                        382
    228,800  MetLife, Inc.                                                                              13,492
    161,700  Nationwide Financial Services, Inc. "A"                                                     7,142
     20,000  Protective Life Corp.                                                                         795
    162,800  Prudential Financial, Inc.                                                                 13,735
     21,700  StanCorp Financial Group, Inc.                                                              1,068
     75,200  Torchmark Corp.                                                                             4,592
    196,500  Unum Group                                                                                  4,445
                                                                                                    ----------
                                                                                                        50,435
                                                                                                    ----------
             MULTI-LINE INSURANCE (3.2%)
    256,800  American Financial Group, Inc.                                                              7,121
    789,100  American International Group, Inc.                                                         43,527
    165,500  Hartford Financial Services Group, Inc.                                                    13,368
     17,700  Loews Corp.                                                                                   826
                                                                                                    ----------
                                                                                                        64,842
                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
     NUMBER                                                                                              VALUE
  OF SHARES  SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
             MULTI-SECTOR HOLDINGS (0.0%)
      6,700  Leucadia National Corp.                                                                $      296
                                                                                                    ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (7.2%)
  1,565,783  Bank of America Corp.                                                                      69,443
  2,057,400  Citigroup, Inc.                                                                            58,060
    417,400  JPMorgan Chase & Co.                                                                       19,847
                                                                                                    ----------
                                                                                                       147,350
                                                                                                    ----------
             PROPERTY & CASUALTY INSURANCE (2.8%)
     38,100  ACE Ltd.                                                                                    2,223
    192,200  Allstate Corp.                                                                              9,470
     25,800  Ambac Financial Group, Inc.(a)                                                                302
      2,600  Axis Capital Holdings Ltd.                                                                    104
     65,000  Chubb Corp.                                                                                 3,366
     20,700  Cincinnati Financial Corp.                                                                    798
     11,500  CNA Financial Corp.                                                                           391
     35,500  Commerce Group, Inc.                                                                        1,283
     81,600  Fidelity National Title Group, Inc. "A"                                                     1,607
     30,400  First American Corp.                                                                        1,324
      1,700  Markel Corp.*                                                                                 787
     62,300  MBIA, Inc.(a)                                                                                 966
     16,000  Mercury General Corp.                                                                         769
     93,675  Old Republic International Corp.                                                            1,399
      4,100  Philadelphia Consolidated Holding Corp.*                                                      147
     84,300  Progressive Corp.                                                                           1,565
    173,300  Safeco Corp.                                                                                9,249
    398,800  Travelers Companies, Inc.                                                                  19,182
     17,650  W.R. Berkley Corp.                                                                            534
     17,300  XL Capital Ltd. "A"                                                                           778
                                                                                                    ----------
                                                                                                        56,244
                                                                                                    ----------
             REGIONAL BANKS (2.5%)
     27,000  Associated Banc Corp.                                                                         761
    416,700  BB&T Corp.(a)                                                                              15,118
     12,800  City National Corp.                                                                           728
     19,220  Commerce Bancshares, Inc.                                                                     853
    498,600  Fifth Third Bancorp                                                                        13,512
    100,200  First Horizon National Corp.(a)                                                             2,171
     58,900  Huntington Bancshares, Inc.                                                                   792
     73,600  KeyCorp                                                                                     1,925
     10,400  Marshall & Ilsley Corp.                                                                       290
    271,046  National City Corp.                                                                         4,822

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
     NUMBER                                                                                              VALUE
  OF SHARES  SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
     16,900  PNC Financial Services Group, Inc.                                                     $    1,109
     91,200  Popular, Inc.(a)                                                                            1,233
     38,731  Regions Financial Corp.                                                                       978
     47,700  SunTrust Banks, Inc.                                                                        3,289
     22,200  Synovus Financial Corp.                                                                       293
     43,800  TCF Financial Corp.                                                                           931
     41,500  UnionBanCal Corp.(a)                                                                        2,036
      2,300  Zions Bancorp                                                                                 126
                                                                                                    ----------
                                                                                                        50,967
                                                                                                    ----------
             REINSURANCE (0.2%)
     48,900  Arch Capital Group Ltd.*                                                                    3,446
      1,000  Everest Reinsurance Group Ltd.                                                                102
      2,800  Odyssey Re Holdings Corp.                                                                     106
     13,100  Reinsurance Group of America, Inc.                                                            759
      5,300  Transatlantic Holdings, Inc.                                                                  361
                                                                                                    ----------
                                                                                                         4,774
                                                                                                    ----------
             REITs - DIVERSIFIED (0.1%)
     84,900  Liberty Property Trust, Inc.                                                                2,726
                                                                                                    ----------
             REITs - MORTGAGE (0.2%)
    115,700  Annaly Capital Management, Inc.                                                             2,282
    145,100  Thornburg Mortgage, Inc.(a)                                                                 1,625
                                                                                                    ----------
                                                                                                         3,907
                                                                                                    ----------
             REITs - OFFICE (0.1%)
    112,900  Duke Realty Corp.                                                                           2,669
                                                                                                    ----------
             REITs - RESIDENTIAL (0.1%)
     38,100  Apartment Investment and Management Co. "A"                                                 1,510
                                                                                                    ----------
             REITs - RETAIL (1.1%)
    146,200  Developers Diversified Realty Corp.(a)                                                      6,016
    212,100  General Growth Properties, Inc.                                                             7,746
     89,600  Simon Property Group, Inc.                                                                  8,008
                                                                                                    ----------
                                                                                                        21,770
                                                                                                    ----------
             REITs - SPECIALIZED (0.2%)
     72,400  Hospitality Properties Trust                                                                2,458
     24,300  Plum Creek Timber Co., Inc.                                                                 1,015
      2,200  Rayonier, Inc.                                                                                 93
                                                                                                    ----------
                                                                                                         3,566
                                                                                                    ----------

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                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
     NUMBER                                                                                              VALUE
  OF SHARES  SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
             SPECIALIZED FINANCE (0.0%)
     25,600  CIT Group, Inc.                                                                        $      716
                                                                                                    ----------
             THRIFTS & MORTGAGE FINANCE (1.4%)
    160,000  Countrywide Financial Corp.(a)                                                              1,113
      5,100  Downey Financial Corp.(a)                                                                     176
    302,300  Fannie Mae(b)                                                                              10,236
     53,200  Freddie Mac(b)                                                                              1,617
    200,800  Hudson City Bancorp, Inc.                                                                   3,289
     17,400  MGIC Investment Corp.(a)                                                                      322
     34,500  New York Community Bancorp, Inc.                                                              640
     21,900  PMI Group, Inc.                                                                               208
     17,200  Radian Group, Inc.(a)                                                                         157
      6,700  Washington Federal, Inc.                                                                      164
    554,212  Washington Mutual, Inc.(a)                                                                 11,040
                                                                                                    ----------
                                                                                                        28,962
                                                                                                    ----------
             Total Financials                                                                          583,770
                                                                                                    ----------
             HEALTH CARE (10.4%)
             -------------------
             BIOTECHNOLOGY (0.4%)
     10,300  Amgen, Inc.*                                                                                  480
     59,500  Biogen Idec, Inc.*                                                                          3,626
    301,900  Millennium Pharmaceuticals, Inc.*                                                           4,580
                                                                                                    ----------
                                                                                                         8,686
                                                                                                    ----------
             HEALTH CARE DISTRIBUTORS (1.3%)
    214,700  AmerisourceBergen Corp.                                                                    10,016
     38,000  Cardinal Health, Inc.                                                                       2,203
    208,400  McKesson Corp.                                                                             13,085
                                                                                                    ----------
                                                                                                        25,304
                                                                                                    ----------
             HEALTH CARE EQUIPMENT (0.4%)
      1,800  IDEXX Laboratories, Inc.*                                                                     101
     54,300  Medtronic, Inc.                                                                             2,529
     45,900  Stryker Corp.                                                                               3,074
     35,500  Zimmer Holdings, Inc.*                                                                      2,779
                                                                                                    ----------
                                                                                                         8,483
                                                                                                    ----------
             HEALTH CARE FACILITIES (0.0%)
     12,100  Health Management Associates, Inc. "A"                                                         65
                                                                                                    ----------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
     NUMBER                                                                                              VALUE
  OF SHARES  SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
             HEALTH CARE SERVICES (0.3%)
     24,800  Express Scripts, Inc.*                                                                 $    1,674
      3,100  Lincare Holdings, Inc.*                                                                       103
     40,200  Medco Health Solutions, Inc.*                                                               2,013
     91,000  Omnicare, Inc.(a)                                                                           2,015
                                                                                                    ----------
                                                                                                         5,805
                                                                                                    ----------
             LIFE SCIENCES TOOLS & SERVICES (0.0%)
      3,700  Invitrogen Corp.*                                                                             317
      4,100  PerkinElmer, Inc.                                                                             102
                                                                                                    ----------
                                                                                                           419
                                                                                                    ----------
             MANAGED HEALTH CARE (1.2%)
     45,800  Aetna, Inc.                                                                                 2,439
      9,700  CIGNA Corp.                                                                                   477
     23,400  Coventry Health Care, Inc.*                                                                 1,324
    299,500  UnitedHealth Group, Inc.                                                                   15,227
     72,669  WellPoint, Inc.*                                                                            5,683
                                                                                                    ----------
                                                                                                        25,150
                                                                                                    ----------
             PHARMACEUTICALS (6.8%)
     77,200  Abbott Laboratories                                                                         4,346
     81,400  Bristol-Myers Squibb Co.                                                                    1,888
    102,500  Eli Lilly & Co.                                                                             5,281
     31,200  Forest Laboratories, Inc.*                                                                  1,241
    364,900  Johnson & Johnson                                                                          23,084
    569,400  King Pharmaceuticals, Inc.*                                                                 5,973
    409,100  Merck & Co., Inc.                                                                          18,933
  3,264,000  Pfizer, Inc.                                                                               76,345
      8,700  Watson Pharmaceuticals, Inc.*                                                                 227
     58,500  Wyeth                                                                                       2,328
                                                                                                    ----------
                                                                                                       139,646
                                                                                                    ----------
             Total Health Care                                                                         213,558
                                                                                                    ----------
             INDUSTRIALS (8.3%)
             ------------------
             AEROSPACE & DEFENSE (1.1%)
      1,100  Alliant Techsystems Inc.*                                                                     116
     42,400  General Dynamics Corp.                                                                      3,581
     36,000  Honeywell International, Inc.                                                               2,127
     18,200  L-3 Communications Holdings, Inc.                                                           2,017
     50,400  Northrop Grumman Corp.                                                                      4,000
    129,800  Raytheon Co.                                                                                8,455

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
     NUMBER                                                                                              VALUE
  OF SHARES  SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
     20,000  United Technologies Corp.                                                              $    1,468
                                                                                                    ----------
                                                                                                        21,764
                                                                                                    ----------
             AIR FREIGHT & LOGISTICS (0.1%)
     12,100  FedEx Corp.                                                                                 1,131
     18,100  United Parcel Service, Inc. "B"                                                             1,324
                                                                                                    ----------
                                                                                                         2,455
                                                                                                    ----------
             BUILDING PRODUCTS (0.2%)
      6,100  Lennox International, Inc.                                                                    227
    118,400  Masco Corp.                                                                                 2,715
      4,500  Trane, Inc.                                                                                   201
                                                                                                    ----------
                                                                                                         3,143
                                                                                                    ----------
             COMMERCIAL PRINTING (0.2%)
    112,000  R.R. Donnelley & Sons Co.                                                                   3,908
                                                                                                    ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
     35,500  AGCO Corp.*                                                                                 2,138
      2,200  Cummins, Inc.                                                                                 106
    114,200  Deere & Co.                                                                                10,022
     70,000  PACCAR, Inc.                                                                                3,285
                                                                                                    ----------
                                                                                                        15,551
                                                                                                    ----------
             DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.0%)
      5,100  Cintas Corp.                                                                                  167
                                                                                                    ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
      6,300  Hubbell, Inc. "B"                                                                             300
                                                                                                    ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
    278,700  Waste Management, Inc.                                                                      9,041
                                                                                                    ----------
             HUMAN RESOURCES & EMPLOYMENT SERVICES (0.0%)
      3,400  Manpower, Inc.                                                                                191
                                                                                                    ----------
             INDUSTRIAL CONGLOMERATES (4.0%)
     49,700  3M Co.                                                                                      3,959
  2,112,600  General Electric Co.                                                                       74,807
      7,400  Teleflex, Inc.                                                                                437
     70,550  Tyco International Ltd.                                                                     2,777
                                                                                                    ----------
                                                                                                        81,980
                                                                                                    ----------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
     NUMBER                                                                                              VALUE
  OF SHARES  SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
             INDUSTRIAL MACHINERY (1.3%)
     11,600  Crane Co.                                                                              $      474
     14,400  Danaher Corp.                                                                               1,072
    112,400  Eaton Corp.                                                                                 9,302
     16,800  Illinois Tool Works, Inc.                                                                     847
    186,900  Ingersoll-Rand Co. Ltd. "A"                                                                 7,386
      8,800  ITT Corp.                                                                                     523
      6,900  Pall Corp.                                                                                    255
     74,550  Parker-Hannifin Corp.                                                                       5,040
     22,300  Pentair, Inc.                                                                                 708
      9,000  SPX Corp.                                                                                     906
                                                                                                    ----------
                                                                                                        26,513
                                                                                                    ----------
             OFFICE SERVICES & SUPPLIES (0.0%)
     18,000  Pitney Bowes, Inc.                                                                            661
                                                                                                    ----------
             RAILROADS (0.1%)
      4,900  Burlington Northern Santa Fe Corp.                                                            424
      5,100  Norfolk Southern Corp.                                                                        277
     13,700  Union Pacific Corp.                                                                         1,713
                                                                                                    ----------
                                                                                                         2,414
                                                                                                    ----------
             TRADING COMPANIES & DISTRIBUTORS (0.0%)
      3,500  W.W. Grainger, Inc.                                                                           279
                                                                                                    ----------
             TRUCKING (0.0%)
     24,900  Avis Budget Group, Inc.*                                                                      333
                                                                                                    ----------
             Total Industrials                                                                         168,700
                                                                                                    ----------
             INFORMATION TECHNOLOGY (5.7%)
             -----------------------------
             APPLICATION SOFTWARE (0.0%)
     20,500  Compuware Corp.*                                                                              174
      1,700  FactSet Research Systems, Inc.                                                                 95
                                                                                                    ----------
                                                                                                           269
                                                                                                    ----------
             COMMUNICATIONS EQUIPMENT (0.9%)
    476,100  Cisco Systems, Inc.*                                                                       11,664
    173,400  QUALCOMM, Inc.                                                                              7,356
                                                                                                    ----------
                                                                                                        19,020
                                                                                                    ----------
             COMPUTER HARDWARE (1.8%)
    229,500  Dell, Inc.*                                                                                 4,599
     70,900  Hewlett-Packard Co.                                                                         3,102

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
     NUMBER                                                                                              VALUE
  OF SHARES  SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
    177,300  International Business Machines Corp.                                                  $   19,032
    515,500  Sun Microsystems, Inc.*                                                                     9,021
                                                                                                    ----------
                                                                                                        35,754
                                                                                                    ----------
             COMPUTER STORAGE & PERIPHERALS (0.4%)
     89,700  EMC Corp.*                                                                                  1,423
      6,100  Lexmark International, Inc. "A"*                                                              221
    260,500  Western Digital Corp.*                                                                      6,890
                                                                                                    ----------
                                                                                                         8,534
                                                                                                    ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
     10,400  Affiliated Computer Services, Inc. "A"*                                                       507
      8,600  Computer Sciences Corp.*                                                                      364
     15,700  Fiserv, Inc.*                                                                                 807
      6,943  Total System Services, Inc.                                                                   160
                                                                                                    ----------
                                                                                                         1,838
                                                                                                    ----------
             INTERNET SOFTWARE & SERVICES (0.2%)
    112,700  eBay, Inc.*                                                                                 3,031
      2,400  Google, Inc. "A"*                                                                           1,354
     11,200  VeriSign, Inc.*                                                                               380
                                                                                                    ----------
                                                                                                         4,765
                                                                                                    ----------
             SEMICONDUCTOR EQUIPMENT (0.0%)
      5,100  KLA-Tencor Corp.                                                                             213
                                                                                                    ----------
             SEMICONDUCTORS (0.2%)
    151,700  Intel Corp.                                                                                 3,216
                                                                                                    ----------
             SYSTEMS SOFTWARE (1.8%)
    777,700  Microsoft Corp.                                                                            25,353
    246,800  Oracle Corp.*                                                                               5,072
    409,422  Symantec Corp.*                                                                             7,341
                                                                                                    ----------
                                                                                                        37,766
                                                                                                    ----------
             TECHNOLOGY DISTRIBUTORS (0.3%)
    123,400  Arrow Electronics, Inc.*                                                                    4,223
      6,800  Avnet, Inc.*                                                                                  242
     54,400  Ingram Micro, Inc. "A"*                                                                       967
     17,900  Tech Data Corp.*                                                                              615
                                                                                                    ----------
                                                                                                         6,047
                                                                                                    ----------
             Total Information Technology                                                              117,422
                                                                                                    ----------

28

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
     NUMBER                                                                                              VALUE
  OF SHARES  SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
             MATERIALS (2.7%)
             ----------------
             ALUMINUM (0.6%)
    357,200  Alcoa, Inc.                                                                            $   11,823
                                                                                                    ----------
             DIVERSIFIED CHEMICALS (1.0%)
     11,300  Cabot Corp.                                                                                   336
    435,600  Dow Chemical Co.                                                                           16,840
     27,500  E.I. du Pont de Nemours & Co.                                                               1,242
     14,100  Eastman Chemical Co.                                                                          932
      1,900  FMC Corp.                                                                                     101
     16,200  Huntsman Corp.                                                                                393
     15,900  PPG Industries, Inc.(a)                                                                     1,051
                                                                                                    ----------
                                                                                                        20,895
                                                                                                    ----------
             DIVERSIFIED METALS & MINING (0.4%)
     77,725  Freeport-McMoRan Copper & Gold, Inc. "B"                                                    6,920
                                                                                                    ----------
             FOREST PRODUCTS (0.2%)
     71,400  Weyerhaeuser Co.(a)                                                                         4,835
                                                                                                    ----------
             INDUSTRIAL GASES (0.0%)
      1,200  Air Products & Chemicals, Inc.                                                                108
                                                                                                    ----------
             METAL & GLASS CONTAINERS (0.0%)
     15,900  AptarGroup, Inc.                                                                              600
                                                                                                    ----------
             PAPER PACKAGING (0.1%)
     15,700  Sealed Air Corp.                                                                              411
     23,500  Sonoco Products Co.                                                                           725
     23,000  Temple-Inland, Inc.                                                                           431
                                                                                                    ----------
                                                                                                         1,567
                                                                                                    ----------
             PAPER PRODUCTS (0.3%)
    184,600  International Paper Co.                                                                     5,953
      3,300  MeadWestVaco Corp.                                                                             93
                                                                                                    ----------
                                                                                                         6,046
                                                                                                    ----------
             SPECIALTY CHEMICALS (0.1%)
      5,500  Albemarle Corp.                                                                               199
     17,500  Lubrizol Corp.                                                                                921
      6,100  Rohm & Haas Co.                                                                               325
                                                                                                    ----------
                                                                                                         1,445
                                                                                                    ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
     NUMBER                                                                                              VALUE
  OF SHARES  SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
             STEEL (0.0%)
      8,100  Commercial Metals Co.                                                                  $      230
      2,000  Reliance Steel & Aluminum Co.                                                                  98
                                                                                                    ----------
                                                                                                           328
                                                                                                    ----------
             Total Materials                                                                            54,567
                                                                                                    ----------
             TELECOMMUNICATION SERVICES (5.2%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (4.3%)
  1,152,170  AT&T, Inc.                                                                                 44,347
      8,100  CenturyTel, Inc.                                                                              299
     26,800  Embarq Corp.                                                                                1,214
  1,107,088  Verizon Communications, Inc.                                                               42,999
                                                                                                    ----------
                                                                                                        88,859
                                                                                                    ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.9%)
  1,141,000  Sprint Nextel Corp.                                                                        12,015
    111,200  Telephone & Data Systems, Inc.                                                              5,865
                                                                                                    ----------
                                                                                                        17,880
                                                                                                    ----------
             Total Telecommunication Services                                                          106,739
                                                                                                    ----------
             UTILITIES (3.4%)
             ----------------
             ELECTRIC UTILITIES (1.7%)
     50,800  American Electric Power Co., Inc.                                                           2,176
    131,700  Duke Energy Corp.                                                                           2,458
     36,300  Edison International                                                                        1,893
     74,400  Entergy Corp.                                                                               8,049
      1,300  Exelon Corp.                                                                                   99
    179,500  FPL Group, Inc.                                                                            11,574
    217,400  Northeast Utilities                                                                         6,026
     23,800  PPL Corp.                                                                                   1,164
     80,600  Reliant Energy, Inc.*                                                                       1,714
                                                                                                    ----------
                                                                                                        35,153
                                                                                                    ----------
             GAS UTILITIES (0.3%)
    208,900  Atmos Energy Corp.                                                                          6,000
      6,300  Energen Corp.                                                                                 396
                                                                                                    ----------
                                                                                                         6,396
                                                                                                    ----------

30

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
     NUMBER                                                                                              VALUE
  OF SHARES  SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
      5,500  Constellation Energy Group, Inc.                                                       $      517
    193,600  NRG Energy, Inc.*                                                                           7,471
                                                                                                    ----------
                                                                                                         7,988
                                                                                                    ----------
             MULTI-UTILITIES (1.0%)
     27,900  CenterPoint Energy, Inc.                                                                      447
     12,600  CMS Energy Corp.                                                                              197
    120,997  Dominion Resources, Inc.                                                                    5,203
    126,100  DTE Energy Co.                                                                              5,378
      8,500  MDU Resources Group, Inc.                                                                     220
     56,600  Public Service Enterprise Group, Inc.                                                       5,434
     22,100  SCANA Corp.                                                                                   824
     12,900  Sempra Energy                                                                                 721
     62,900  TECO Energy, Inc.                                                                           1,049
                                                                                                    ----------
                                                                                                        19,473
                                                                                                    ----------
             Total Utilities                                                                            69,010
                                                                                                    ----------
             Total Common Stocks (cost: $1,989,487)                                                  2,024,277
                                                                                                    ----------
             MONEY MARKET INSTRUMENTS (0.7%)

             MONEY MARKET FUNDS (0.7%)
 14,301,136  SSgA Prime Money Market Fund, 4.08%(c) (cost: $14,301)                                     14,301
                                                                                                    ----------

             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (3.2%)

             MONEY MARKET FUNDS (0.3%)
    971,582  AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.15%(c)                               972
  5,075,586  Merrill Lynch Premier Institutional Fund, 4.31%(c)                                          5,076
                                                                                                    ----------
             Total Money Market Funds                                                                    6,048
                                                                                                    ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

  PRINCIPAL                                                                                             MARKET
     AMOUNT                                                                                              VALUE
      (000)  SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
             COMMERCIAL PAPER (1.0%)
    $10,000  Park Avenue Receivables, 3.15%(g), 2/01/2008(d)                                        $   10,000
     10,000  Ranger Funding Co., LLC, 3.15%(g), 2/01/2008(d),(e)                                        10,000
                                                                                                    ----------
             Total Commercial Paper                                                                     20,000
                                                                                                    ----------
             CORPORATE OBLIGATIONS (0.7%)
     15,000  Bank of America, N.A., Notes, 3.18%(f), 6/13/2008                                          15,005
                                                                                                    ----------
             REPURCHASE AGREEMENTS (1.2%)
      1,000  Credit Suisse First Boston LLC, 2.85%, acquired on 1/31/2008 and due 2/01/2008 at $1,000 (collateralized by $1,035 of Federal
               Home Loan Discount Notes(b), 2.65%(g), due 7/30/2008;
               market value $1,021)                                                                      1,000
     23,000  Deutsche Bank Securities, Inc., 2.85%, acquired on 1/31/2008 and due 2/01/2008 at $23,000 (collateralized by $20,160 of Federal
               Home Loan Bank Notes(b), 5.13%, due 3/10/2017; and $5,005 of
               Fannie Mae STRIPS(b), 5.20%(g), due 5/15/2007; combined
               market value $23,464)                                                                    23,000
                                                                                                    ----------
             Total Repurchase Agreements                                                                24,000
                                                                                                    ----------
             Total Short-Term Investments Purchased With Cash Collateral
               From Securities Loaned (cost: $65,048)                                                   65,053
                                                                                                    ----------

             TOTAL INVESTMENTS (COST: $2,068,836)                                                   $2,103,631
                                                                                                    ==========

32

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

         REIT - Real estate investment trust

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2008.

         (b) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (c) Rate represents the money market fund annualized seven-day yield at January 31, 2008.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (e) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

             effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2008.

         (g) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         *   Non-income-producing security for the 12 months preceding
             January 31, 2008. As of January 31, 2008, 92.4% of the Fund's net assets were invested in dividend-paying stocks.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $64,725) (identified cost of $2,068,836)             $2,103,631
   Receivables:
      Capital shares sold                                                  1,224
      Dividends and interest                                               3,034
      Securities sold                                                     13,151
      Other                                                                   46
                                                                      ----------
         Total assets                                                  2,121,086
                                                                      ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                    65,048
      Securities purchased                                                 9,604
      Capital shares redeemed                                              2,416
   Accrued management fees                                                   785
   Accrued administration and servicing fees                                   8
   Accrued transfer agent's fees                                              63
   Other accrued expenses and payables                                       157
                                                                      ----------
         Total liabilities                                                78,081
                                                                      ----------
            Net assets applicable to capital shares outstanding       $2,043,005
                                                                      ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                    $2,033,403
   Accumulated undistributed net investment income                         2,473
   Accumulated net realized loss on investments                          (27,666)
   Net unrealized appreciation of investments                             34,795
                                                                      ----------
            Net assets applicable to capital shares outstanding       $2,043,005
                                                                      ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                           142,751
                                                                      ==========
   Net asset value, redemption price, and offering price per share    $    14.31
                                                                      ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $1)                    $  30,191
   Interest                                                                 551
   Securities lending (net)                                                 155
                                                                      ---------
      Total income                                                       30,897
                                                                      ---------
EXPENSES
   Management fees                                                        5,169
   Administration and servicing fees                                      1,682
   Transfer agent's fees                                                  1,610
   Custody and accounting fees                                              150
   Postage                                                                  149
   Shareholder reporting fees                                                56
   Trustees' fees                                                             4
   Registration fees                                                         23
   Professional fees                                                         50
   Other                                                                     17
                                                                      ---------
      Total expenses                                                      8,910
   Expenses paid indirectly                                                (191)
                                                                      ---------
      Net expenses                                                        8,719
                                                                      ---------
NET INVESTMENT INCOME                                                    22,178
                                                                      ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                     (10,301)
   Change in net unrealized appreciation/depreciation                  (156,683)
                                                                      ---------
      Net realized and unrealized loss                                 (166,984)
                                                                      ---------
Decrease in net assets resulting from operations                      $(144,806)
                                                                      =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INCOME STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED),
AND YEAR ENDED JULY 31, 2007

                                                              1/31/2008     7/31/2007
                                                             ------------------------
FROM OPERATIONS
   Net investment income                                     $   22,178    $   41,843
   Net realized gain (loss) on investments                      (10,301)      185,147
   Change in net unrealized appreciation/depreciation
      of investments                                           (156,683)        4,901
                                                             ------------------------
      Increase (decrease) in net assets resulting
         from operations                                       (144,806)      231,891
                                                             ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (23,274)      (41,270)
   Net realized gains                                          (155,604)     (117,592)
                                                             ------------------------
      Distributions to shareholders                            (178,878)     (158,862)
                                                             ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                    158,614       326,189
   Reinvested dividends                                         170,733       150,968
   Cost of shares redeemed                                     (258,864)     (412,931)
                                                             ------------------------
      Increase in net assets from capital share
         transactions                                            70,483        64,226
                                                             ------------------------
   Capital contribution from USAA Transfer Agency
      Company                                                         -             1
                                                             ------------------------
Net increase (decrease) in net assets                          (253,201)      137,256
NET ASSETS
   Beginning of period                                        2,296,206     2,158,950
                                                             ------------------------
   End of period                                             $2,043,005    $2,296,206
                                                             ========================
Accumulated undistributed net investment income:
   End of period                                             $    2,473    $    3,569
                                                             ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                   10,103        19,060
   Shares issued for dividends reinvested                        11,179         8,947
   Shares redeemed                                              (16,502)      (24,017)
                                                             ------------------------
      Increase in shares outstanding                              4,780         3,990
                                                             ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is current income with the prospect of increasing dividend income and the potential for capital appreciation.

            A. SECURITY VALUATION - The value of each security is determined
               (as of the close of trading on the New York Stock Exchange
               (NYSE) on each business day the exchange is open) as set forth below:

               1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases,

38

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                  events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

               3. Investments in open-end investment companies, other than
                  ETFs, are valued at their NAV at the end of each business day.

               4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

               5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

                  available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               6. Repurchase agreements are valued at cost, which approximates market value.

               7. Securities for which market quotations are not readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

               regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

            D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

            E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

               2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

               The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

               Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

            F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
               commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2008, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $172,000 and $19,000, respectively, resulting in a total reduction in Fund expenses of $191,000.

            G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

         (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2008, the Fund paid CAPCO facility fees of $1,000, which represents 5.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2008, in accordance with applicable tax law.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended
         January 31, 2008, were $1,049,545,000 and $1,121,654,000, respectively.

         As of January 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2008, were $195,024,000 and $160,229,000, respectively, resulting in net unrealized appreciation of $34,795,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

         against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2008, the Fund received securities-lending income of $155,000, which is net of the 20% income retained by Wachovia. As of January 31, 2008, the Fund loaned securities having a fair market value of approximately $64,725,000 and received cash collateral of $65,048,000 for the loans. Of this amount, $65,048,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and less than $500 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

               The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Equity Income Funds Index,

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

               which tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Equity Income Funds Index over that period, even if the Fund had overall negative returns during the performance period.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

               For the six-month period ended January 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $5,169,000, which is net of a performance adjustment of $(438,000) that decreased the base management fee of 0.50% by 0.04%.

            B. SUBADVISORY ARRANGEMENT - The Manager has entered into
               investment subadvisory agreements with Grantham, Mayo, Van Otterloo & Co. LLC (GMO) and OFI Institutional Asset Management, Inc. (OFII), under which GMO and OFII direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays GMO and OFII subadvisory fees as follows: an annual amount of 0.18% of the portion of the Fund's average daily net assets that GMO manages; and an annual amount of 0.085% on the first $500 million of assets and 0.075% on assets over $500 million of the Fund's average daily net assets that OFII manages. For the six-month period ended January 31, 2008, the Manager incurred subadvisory fees, paid or payable to GMO and OFII, of $1,001,000 and $451,000, respectively.

            C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,682,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

               a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2008, the Fund reimbursed the Manager $20,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,610,000.

            E. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME
               TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

               measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted FIN 48 effective August 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

            B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE
               MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS
               157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

            C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR
               VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS 159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

               currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                   SIX-MONTH
                                  PERIOD ENDED
                                   JANUARY 31,                                YEAR ENDED JULY 31,
                                 ---------------------------------------------------------------------------------------------
                                       2008             2007             2006             2005            2004            2003
                                 ---------------------------------------------------------------------------------------------
Net asset value at
   beginning of period           $    16.64       $    16.11       $    17.36       $    15.31      $    13.14      $    14.30
                                 ---------------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income                .16              .30              .30              .32             .25             .27
   Net realized and
      unrealized gain (loss)          (1.17)            1.42              .86             2.22            2.16            (.17)
                                 ---------------------------------------------------------------------------------------------
Total from investment
   operations                         (1.01)            1.72             1.16             2.54            2.41             .10
                                 ---------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income               (.17)            (.30)            (.31)            (.32)           (.24)           (.26)
   Realized capital gains             (1.15)            (.89)           (2.10)            (.17)              -           (1.00)
                                 ---------------------------------------------------------------------------------------------
Total distributions                   (1.32)           (1.19)           (2.41)            (.49)           (.24)          (1.26)
                                 ---------------------------------------------------------------------------------------------
Net asset value at
   end of period                 $    14.31       $    16.64       $    16.11       $    17.36      $    15.31      $    13.14
                                 =============================================================================================
Total return (%)*                     (6.57)           10.66(a)          7.38            16.81           18.44            1.28
Net assets at end
   of period (000)               $2,043,005       $2,296,206       $2,158,950       $2,088,535      $1,807,680      $1,520,701
Ratios to average
   net assets:**
   Expenses (%)(c)                      .80(b)           .82(a)           .83              .78             .79             .81
   Net investment
      income (%)                       1.98(b)          1.77             1.87             1.99            1.66            2.10
Portfolio turnover (%)                   47               74              108               73              54             142

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended January 31, 2008, average net assets were $2,230,106,000.
(a) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred.
    The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                       (.02%)           (.01%)           (.02%)           (.00%)(+)       (.00%)(+)       (.01%)
    (+) Represents less than 0.01% of average net assets.

52

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA INCOME STOCK FUND
JANUARY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2008

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                      BEGINNING               ENDING               DURING PERIOD*
                                    ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2007 -
                                    AUGUST 1, 2007        JANUARY 31, 2008        JANUARY 31, 2008
                                    --------------------------------------------------------------
         Actual                       $1,000.00              $  934.30                  $3.79

         Hypothetical
           (5% return before
           expenses)                   1,000.00               1,021.22                   3.96

         *Expenses are equal to the Fund's annualized expense ratio of 0.78%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (6.57)% for the six-month period of August 1, 2007, through January 31, 2008.

54

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56

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Barbara B. Ostdiek, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE ONLINE NOW
           SELF-SERVICE 24/7    At "Products & Services" click
                 AT USAA.COM    "Investments" then "Mutual Funds"

                     OR CALL    View account balance, transactions, fund
              (800) 531-USAA    prices; or exchange/redeem fund shares.
                                Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
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--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23422-0308                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2008

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    03-31-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    03-31-2008
         ------------------------------


By:*     ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    03-31-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.